Other payables (Tables)	12 Months Ended
Sep. 30, 2023
Other payables (Tables)
Schedule Of Other payables
	September 30,
	2023	2022
Opening balance	798	508
Interest accretion	294	290
Miscellaneous	(108)	-
Ending balance	984	798

Less: current portion of the provision	(661)	(358)
Ending balance of long-term portion	$323	$440

Schedule Of latest repayment
2024	1,309
2025	434
2026	159